Related party transactions - Service agreements and products with related parties (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Service Agreements
Transactions
Sales of goods and services	€ 48,171	€ 24,688	€ 53,625
Purchases of goods and services	138,833	131,497	134,946
Balances
Accounts receivable	133,205	76,010
Accounts payable	14,748	11,599
Accrued expenses	12,911	5,368
Products
Transactions
Sales of goods and services	50,086	41,180	44,774
Purchases of goods and services	477,433	518,264	506,753
Balances
Accounts receivable	13,487	10,330
Accounts payable	82,444	62,939
Fresenius SE | Service Agreements
Transactions
Sales of goods and services	123	250	153
Purchases of goods and services	38,292	29,174	29,114
Balances
Accounts receivable		251
Accounts payable	6,707	3,655
Fresenius SE | Products
Transactions
Sales of goods and services	5		3
Fresenius SE affiliates | Service Agreements
Transactions
Sales of goods and services	5,657	4,708	4,420
Purchases of goods and services	100,541	102,323	105,832
Balances
Accounts receivable	1,544	824
Accounts payable	8,041	7,944
Fresenius SE affiliates | Products
Transactions
Sales of goods and services	50,081	41,180	44,771
Purchases of goods and services	31,719	44,164	37,279
Balances
Accounts receivable	13,487	10,330
Accounts payable	6,000	5,732
Equity method investees | Service Agreements
Transactions
Sales of goods and services	42,391	19,730	49,052
Balances
Accounts receivable	131,661	74,935
Equity method investees | Products
Transactions
Purchases of goods and services	445,714	474,100	€ 469,474
Balances
Accounts payable	€ 76,444	€ 57,207